Consolidated statement of comprehensive income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net Profit	€ 117,766	€ 145,690	€ 143,016
Gains/(losses) from remeasurement of employee defined benefit plans	225	(243)	842
Gains/(losses) from remeasurement of the agent termination plan	16	15	64
Tax effect relating to those components of OCI	(7)	15	(236)
Other comprehensive income (loss) that will not be classified subsequently to profit or loss	234	(213)	670
Exchange difference on translation of foreign operations	(1,602)	4,604	7,098
Changes in the fair value of cash flow hedging instruments	(4,387)	(4,092)	8,747
Changes in the time value element - cost of hedge	(9)	126	(235)
Tax effect relating to those components of OCI	1,119	932	(2,043)
Other comprehensive income that might be classified subsequently to profit or loss	(4,879)	1,570	13,567
Total other comprehensive income, net of tax	(4,645)	1,357	14,237
Total Comprehensive Income	113,121	147,047	157,253
Attributable to:
Equity holders of the parent	113,133	147,019	157,058
Non-controlling interests	(12)	28	195
Total Comprehensive Income	€ 113,121	€ 147,047	€ 157,253